Sale of Homestake Resources (Details Narrative) - 1 months ended Feb. 25, 2022 - Dolly Varden [Member]	CAD ($) $ / shares shares	USD ($)
Statement [Line Items]
Ownership interest	35.30%
Acquisition cost		$ 589
Cash proceeds	$ 5,000
Share issued during period for acquisition | shares	76,504,590
Recognized a gain	$ 48,390
Market price of the shares | $ / shares	$ 0.79